Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of accounts payable to related parties

The Company’s accounts payable to related parties are comprised as follows:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€130,220	€150,206
Carlo Russo	-	198
Richard Slansky	-	1,584
Total	€130,220	€151,988

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At June 30	At December 31
	2023	2022
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€401,562	€176,559
Pierluigi Paracchi	84,000	112,501
Richard Slansky	62,922	81,369
Carlo Russo	83,897	118,778
Total	€632,381	€489,207

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€150,402	€72,500	€222,902
Materials & supplies	2,464,107	660,863	3,124,970
Compensation (including share-based)	212,003	330,796	542,799
Travel & entertainment	27,892	-	27,892
Other	3,239	-	3,239
Total	€2,857,643	€1,064,159	€3,921,802

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€298,265	€40,000	€338,265
Materials & supplies	837,098	-	837,098
Compensation (including share-based)	162,167	215,761	377,928
Travel & entertainment	65,938	-	65,938
Other	21,350	-	21,350
Total	€1,384,818	€255,761	€1,640,579

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	Six Months Ended June 30, 2023
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€697,228	€673,795	€1,371,023
Accounting, legal & other professional	720,989	-	720,989
Facility & insurance related	2,868	8,171	11,039
Consultants & other third parties	314,059	-	314,059
Other	460,320	943	461,263
Total	€2,195,464	€682,909	€2,878,373

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€522,012	€421,558	€943,570
Accounting, legal & other professional	376,642	-	376,642
Facility & insurance related	3,873	7,457	11,330
Consultants & other third parties	384,243	-	384,243
Other	794,248	3,525	797,773
Total	€2,081,018	€432,540	€2,513,558